Financial result and exchange gains/(losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial result and exchange gains/(losses)
Interest income	$ 3,489	$ 5,119	$ 8,805
Net gain on current financial assets held at fair value through profit or loss and cash equivalents	144	1,340	7,317
Financial income	3,633	6,459	16,122
Net loss on current financial assets held at fair value through profit or loss and cash equivalents	(3,482)	(7,559)
Other financial expense	(1,096)	(401)	(139)
Financial expense	(4,578)	(7,960)	(139)
Realized exchange gains/(losses)	15	(443)	(385)
Unrealized exchange gains/(losses)	(50,068)	(125,791)	7,375
Exchange gains/(losses)	$ (50,053)	$ (126,234)	$ 6,990